Summary of Significant Accounting Policies (Details) - Schedule of revenues are disaggregated by segment - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule of revenues are disaggregated by segment [Abstract]
General support services					$ 19,200,000	$ 19,200,000
Financial services	$ 289,017		$ 618,032		86,964
Total revenues	$ 5,089,017	$ 4,800,000	$ 10,218,032	$ 9,600,000	$ 19,286,964	$ 19,200,000